REPORTABLE SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Schedule of segment performance
Segment information	New England	Mid- Atlantic	Midwest	West	South	Corporate/ Eliminations	Total
Year ended December 31, 2018
Revenue	$9,139	$3,122	$20	$8,843	$—	$—	$21,124
Net income	1,403	14,092	4	(517)	—	(234,667)	(219,685)

Year ended December 31, 2017
Revenue	$—	$—	$—	$7,743	$—	$—	$7,743
Net income	—	957	68	(1,219)	81	(7,503)	(7,616)

December 31, 2018
Assets	$126,014	$86,561	$19,677	$14,041	$4	$325,524	$571,821
Liabilities	606	1,452	565	1,502	—	59,973	64,098

December 31, 2017
Assets	$1,000	$19,275	$801	$4,963	$7,929	$39,041	$73,009
Liabilities	—	7,008	558	6,034	—	28,866	42,466